Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 359,067	$ 1,123,407
Micromidas, Inc.
Cash and cash equivalents	8,872,007	1,309,183		$ 3,047,208
Restricted cash	564,520	564,520		564,520
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 9,436,527	$ 1,873,703	$ 3,535,880	$ 3,611,728	$ 13,247,015